LOANS AND BORROWINGS	9 Months Ended
Sep. 30, 2021
Loans And Borrowings
LOANS AND BORROWINGS

14.	LOANS AND BORROWINGS

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.20	Borrowing	Business combination (note 1.2)	Amortization	Interest paid	Interest accrued	Exchange rate variation	09.30.21
Local currency
Working capital	Fixed / CDI	5.36% (3.25% on 12.31.20)	1.0	368,681	300,000	25,950	(364,451)	(11,466)	8,764	-	327,478
Certificate of agribusiness receivables (3)	IPCA	15.58% (10.21% on 12.31.20)	2.2	821,093	-	-	-	95	100,446	-	921,634
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	3.13%	6.1	-	-	9,006	(344)	-	14	-	8,676
Debentures	CDI / IPCA	14.36% (8.28% on 12.31.20)	7.6	3,022,005	965,549	-	-	(143,009)	282,313	-	4,126,858
Export credit facility (4)	Fixed / CDI / FX USD	8.40% (3.69% on 12.31.20)	1.2	2,408,697	-	20,456	(524)	(107,941)	84,278	96,641	2,501,607

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.20)	-	44,816	63,700	-	(82,401)	(627)	647	-	26,135
				6,665,292	1,329,249	55,412	(447,720)	(262,948)	476,462	96,641	7,912,388

Foreign currency
Bonds	Fixed / FX USD and EUR	4.82% (4.81% on 12.31.20)	11.7	14,829,993	-	-	(312,741)	(703,844)	667,042	560,242	15,040,692
Export credit facility	Fixed / LIBOR / FX USD	3.50% (3.13% on 12.31.20)	1.6	392,636	-	30,476	(135,668)	(6,649)	7,807	18,300	306,902
Advances for foreign exchange rate contracts	Fixed / FX USD	1.32%	0.4	-	249,000	2,672	-	-	472	9,840	261,984
Working capital	Fixed / FX TRY and USD	13.64% (10.98% on 12.31.20)	1.8	516,505	252,868	29,555	(84,548)	(48,160)	61,976	(71,560)	656,636

				15,739,134	501,868	62,703	(532,957)	(758,653)	737,297	516,822	16,266,214
				22,404,426	1,831,117	118,115	(980,677)	(1,021,601)	1,213,759	613,463	24,178,602

Current				1,059,984							2,861,250
Non-current				21,344,442							21,317,352

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.19	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.20
Local currency
Working capital	Fixed / CDI	3.25% (6.07% on 12.31.19)	0.6	3,312,639	1,200,000	(3,947,237)	(340,227)	143,506	-	368,681
Certificate of agribusiness receivables (3)	CDI / IPCA	10.21% (6.73% on 12.31.19)	3.0	1,597,447	-	(780,000)	(100,932)	104,578	-	821,093
Development bank credit lines	Fixed / Selic / TJLP	(5.09% on 12.31.19)	-	45,516	-	(45,470)	(427)	381	-	-
Debentures	CDI / IPCA	8.28% (7.40% on 12.31.19)	7.7	755,760	2,124,725	-	(38,339)	179,859	-	3,022,005
Export credit facility (4)	Fixed / CDI / USD	3.69% (5.83% on 12.31.19)	6.8	1,612,365	1,490,809	(1,113,176)	(111,498)	152,968	377,229	2,408,697
Special program asset restructuring	IGPM	(12.22% on 12.31.19)	-	284,308	-	(287,621)	(5,142)	8,455	-	-

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.19)	-	5,720	73,671	(34,609)	(667)	701	-	44,816
				7,613,755	4,889,205	(6,208,113)	(597,232)	590,448	377,229	6,665,292

Foreign currency
Bonds	Fixed / USD / EUR	4.81% (4.36% on 12.31.19)	12.4	10,407,484	4,282,961	(3,010,421)	(760,879)	881,137	3,029,711	14,829,993
Export credit facility	Fixed / LIBOR / USD	3.13% (5.77% on 12.31.19)	2.2	407,275	-	(118,113)	(20,686)	17,627	106,533	392,636
Advances for foreign exchange rate contracts	Fixed / USD	-	-	-	529,211	(529,210)	-	-	(1)	-
Working capital	Fixed / TRY	10.98% (16.56% on 12.31.19)	1.2	191,765	718,956	(381,502)	(42,742)	46,704	(16,676)	516,505

				11,006,524	5,531,128	(4,039,246)	(824,307)	945,468	3,119,567	15,739,134
				18,620,279	10,420,333	(10,247,359)	(1,421,539)	1,535,916	3,496,796	22,404,426

Current				3,132,029						1,059,984
Non-current				15,488,250						21,344,442

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	The Certificates of Agribusiness Receivables (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(4)	The Export Credit Facility was issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.

On September 30, 2021 and on December 31, 2020 the Company did not have any financial covenant clauses related to its loans and borrowings agreements.

The maturity schedule of the loans and borrowings is presented on note 23.3.

14.1.	Revolving credit facility

With the purpose of maintaining a prudential and sustainable short-term liquidity position, in line with the adoption of measures to extend its average debt maturity and reduce the cost of debt, on December 27, 2019, the Company retained from Banco do Brasil a revolving credit facility up to the limit of R$1,500,000 for a period of three years. On October 28, 2020 the Company retained an additional revolving credit facility before Banco do Brasil, up to the limit of R$1,500,000, for the next three years. The referenced credit facilities can be withdrawn totally or partially, at the Company’s will, whenever necessary. As of September 30, 2021, the credit facilities were available, but unused.

14.2.	Issuance of debentures

On June 02, 2021, 1,000,000 (one million) Debentures were subscribed with a notional value of R$ 1,000.00 (one thousand Brazilian Reais), in a total amount of R$1,000,000, in a single series. The Debentures are simple, not convertible into shares, unsecured and for private placement. The Debentures were privately placed with VERT Companhia Securitizadora, to back its sixtieth issuance of Agribusiness Receivables Certificates which were object of public distribution with restricted placement efforts.

09.30.21
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value
Debenture - 3rd Issue	1st Series	06.02.21	05.14.31	IPCA + 4.78% p.a.	1,000,000	1,018,992

The issuance costs of R$34,258 are recognized on the statement of income over the term of the debt according to the effective interest rate method.

14.3.	Senior Notes repurchase offer

During June 2021, the Company made an offer to repurchase its 4.875% Senior Notes due on 2030, in which it repurchased the principal amount equivalent to R$297,141 (USD59,402). The Company paid the amount of R$317,532 for the repurchase of these liabilities, amount that includes principal, interest and premium. The Company incurred in financial expenses in the amount of R$14,114 with the premium paid, R$2,491 with taxes and R$3,089 with the write-off of the costs of issuance. The principal outstanding after the repurchase is equivalent to R$3,454,509 (USD690,598).

14.4.	Guarantees

	09.30.21	12.31.20
Total loans and borrowings	24,178,602	22,404,426
Mortgage guarantees	44,182	44,816
Related to tax incentives and other	44,182	44,816

On September 30, 2021, the amount of bank guarantees contracted by the Company was of R$556,103 (R$590,933 as of December 31, 2020) which were offered mainly in litigations involving the Company’s use of tax credits. These guarantees have an average cost of 1.93% p.a. (1.95% p.a. as of December 31, 2020).